Investments	6 Months Ended
Jun. 30, 2023
Investments, All Other Investments [Abstract]
Investments

Note 3. Investments

The following table presents the composition of the investment portfolio at amortized cost and fair value as of June 30, 2023 and December 31, 2022, respectively, with corresponding percentages of total investments at fair value:

	June 30, 2023			December 31, 2022
	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Senior secured loans - first lien	$30,852	$28,601	96.4%	$41,668	$39,028	96.0%
Senior secured loans - second lien	474	572	1.9	5,250	1,126	2.8
Senior secured bonds	1,458	32	0.1	1,520	102	0.3
Total senior debt	$32,784	$29,205	98.4%	$48,438	$40,256	99.1%
Equity and other	4,649	433	1.6	—	385	0.9
Total investments	$37,433	$29,638	100.0%	$48,438	$40,641	100.0%

The following table presents the composition of the investment portfolio by industry classifications at amortized cost and fair value as of June 30, 2023 and December 31, 2022, respectively, with corresponding percentages of total investments at fair value:

	June 30, 2023			December 31, 2022
Industry Classification	Amortized Cost	Fair Value	Percentage of Investments at Fair Value	Amortized Cost	Fair Value	Percentage of Investments at Fair Value
Services: Business	$12,925	$8,470	28.7%	$15,014	$10,090	24.8%
Consumer Goods: Non-Durable	8,312	7,365	24.8	8,309	7,172	17.6
Technology	2,101	2,093	7.1	5,981	6,247	15.5
Metals & Mining	5,717	4,956	16.7	5,500	5,165	12.7
Automotive	4,064	3,362	11.3	4,072	3,490	8.6
Retail	1,630	1,994	6.7	1,685	1,798	4.4
Chemicals, Plastics & Rubber	953	942	3.2	957	944	2.3
Beverage, Food & Tobacco	—	—	—	713	910	2.2
Energy: Oil & Gas	1,731	456	1.5	1,770	590	1.5
Hotel, Gaming & Leisure	—	—	—	2,279	2,228	5.5
Telecommunications	—	—	—	2,158	2,007	4.9
Total investments	$37,433	$29,638	100.0%	$48,438	$40,641	100.0%

The following table presents the geographic dispersion of the investment portfolio as a percentage of total investments at fair value as of June 30, 2023 and December 31, 2022:

Geographic Dispersion	June 30, 2023	December 31, 2022
United States of America	100.0%	100.0%
Total investments	100.0%	100.0%